Insurance contract liabilities - Disclosure of assumptions used in estimation of insurance reserves (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Annuities [Member]
Disclosure Detail Of Assumptions Used In Estimation Of Insurance Reserves [Line Items]
Mortality table	SPP-S-2017, SPP-I-2017 with improvement factor for mortality	SPP-S-2017, SPP-I-2017 with improvement factor for mortality
Annuities [Member] | S Or Vac [Member]
Disclosure Detail Of Assumptions Used In Estimation Of Insurance Reserves [Line Items]
Technical rates	2.05%	1.89%
Annuities [Member] | USD [Member]
Disclosure Detail Of Assumptions Used In Estimation Of Insurance Reserves [Line Items]
Technical rates	3.53%	4.54%
Annuities [Member] | PEN [Member]
Disclosure Detail Of Assumptions Used In Estimation Of Insurance Reserves [Line Items]
Technical rates	5.07%	5.10%
Retirement, disability and survival annuities
Disclosure Detail Of Assumptions Used In Estimation Of Insurance Reserves [Line Items]
Mortality table	SPP-S-2017, SPP-I-2017 with improvement factor for mortality	SPP-S-2017, SPP-I-2017 with improvement factor for mortality
Retirement, disability and survival annuities | S Or Vac [Member]
Disclosure Detail Of Assumptions Used In Estimation Of Insurance Reserves [Line Items]
Technical rates	2.05%	1.89%
SCTR insurance [member]
Disclosure Detail Of Assumptions Used In Estimation Of Insurance Reserves [Line Items]
Mortality table	SPP-S-2017, SPP-I-2017 with improvement factor for mortality	SPP-S-2017, SPP-I-2017 with improvement factor for mortality
SCTR insurance [member] | S Or Vac [Member]
Disclosure Detail Of Assumptions Used In Estimation Of Insurance Reserves [Line Items]
Technical rates	2.05%	1.89%
Life insurance contracts [member]
Disclosure Detail Of Assumptions Used In Estimation Of Insurance Reserves [Line Items]
Mortality table	CSO 80 ajustable	CSO 80 ajustable
Life insurance contracts [member] | Bottom of range [member]
Disclosure Detail Of Assumptions Used In Estimation Of Insurance Reserves [Line Items]
Technical rates	4.00%	4.00%
Life insurance contracts [member] | Top of range [member]
Disclosure Detail Of Assumptions Used In Estimation Of Insurance Reserves [Line Items]
Technical rates	5.00%	5.00%